Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended
		Dec. 03, 2021	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000230952
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares
Accumulated Value		$ 10,000	$ 10,064		$ 10,543	$ 11,111	$ 11,593
C000230950
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares
Accumulated Value		10,000	9,550		9,896	10,584	11,147
C000230947
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Bond Fund, Institutional Class Shares
Accumulated Value		5,000,000	4,205,361		4,229,224	4,714,078	4,992,994
C000230946
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Bond Fund, Investor Class Shares
Accumulated Value		10,000	8,399		8,433	9,386	9,926
C000230949
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares
Accumulated Value		5,000,000	4,614,458		4,750,210	5,197,803	5,496,460
C000230948
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares
Accumulated Value		10,000	9,216		9,475	10,352	10,930
C000230953
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Equity Index Fund, Institutional Class Shares
Accumulated Value		3,000,000	2,550,193		2,816,100	3,870,882	4,706,613
C000230951
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares
Accumulated Value		3,000,000	2,703,219		2,482,953	3,215,200	3,390,546
C000230966
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares
Accumulated Value		5,000,000	4,030,370		4,480,367	5,884,212	6,964,051
C000230965
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares
Accumulated Value		10,000	8,050		8,936	11,718	13,847
C000230954
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments International Equity Fund, Institutional Class Shares
Accumulated Value		5,000,000	3,753,869		4,250,919	5,367,548	6,525,902
C000230955
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments International Equity Fund, Investor Class Shares
Accumulated Value		10,000	7,498		8,478	10,695	12,982
C000230956
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares
Accumulated Value		1,000,000	770,397		832,919	1,048,472	1,276,358
C000230958
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares
Accumulated Value		15,000,000	12,920,255		13,561,070	16,261,064	18,180,592
C000230957
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares
Accumulated Value		10,000	8,602		9,014	10,792	12,048
C000230959
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares
Accumulated Value		15,000,000	12,653,262		13,441,678	16,502,571	18,752,921
C000230960
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares
Accumulated Value		10,000	8,424		8,935	10,954	12,429
C000230961
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares
Accumulated Value		15,000,000	12,830,924		13,598,974	16,851,842	19,245,911
C000230962
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares
Accumulated Value		10,000	8,542		9,041	11,188	12,758
C000230963
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares
Accumulated Value		15,000,000	12,604,026		13,497,566	17,100,594	19,800,506
C000230964
Account Value [Line Items]
Line Graph and Table Measure Name				Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares
Accumulated Value		10,000	8,390		8,971	11,352	13,121
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		5,000,000	4,189,699		4,204,613	4,648,043	4,934,322
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		5,000,000	4,189,699		4,204,613	4,648,043	4,934,322
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]			S&P 500 Index (USD) (TR)
Accumulated Value		3,000,000	2,595,030		2,858,239	3,944,858	4,791,127
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]			Russell 3000 Index (USD) (TR)
Accumulated Value		3,000,000	2,566,923		2,782,035	3,835,180	4,633,378
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]			Russell 1000 Index (USD) (TR)
Accumulated Value		5,000,000	4,275,047		4,680,487	6,462,294	7,828,158
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]			Russell 1000 Index (USD) (TR)
Accumulated Value		10,000	8,550		9,361	12,925	15,656
MSCI ACWI ex-USA Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]			MSCI ACWI ex-USA Index (USD) (Gross)
Accumulated Value		5,000,000	3,933,434		4,431,512	5,538,673	6,957,785
MSCI ACWI ex-USA Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]			MSCI ACWI ex-USA Index (USD) (Gross)
Accumulated Value		10,000	7,867		8,863	11,077	13,916
MSCI ACWI ex-USA IMI (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14],[15]			MSCI ACWI ex-USA IMI (USD) (TR)
Accumulated Value		1,000,000	783,226		878,762	1,097,517	1,375,150
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16],[17]			MSCI ACWI Index (USD) (TR)
Accumulated Value		15,000,000	12,393,397		13,763,749	18,361,040	22,618,243
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18],[19]			MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	8,262		9,176	12,241	15,079
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20],[21]			MSCI ACWI Index (USD) (TR)
Accumulated Value		15,000,000	12,393,397		13,763,749	18,361,040	22,618,243
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22],[23]			MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	8,262		9,176	12,241	15,079
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24],[25]			MSCI ACWI Index (USD) (TR)
Accumulated Value		15,000,000	12,393,397		13,763,749	18,361,040	22,618,243
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26],[27]			MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	8,262		9,176	12,241	15,079
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28],[29]			MSCI ACWI Index (USD) (TR)
Accumulated Value		15,000,000	12,393,397		13,763,749	18,361,040	22,618,243
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30],[31]			MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	8,262		9,176	12,241	15,079
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Accumulated Value		10,000	10,085		10,577	11,154	11,649
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Accumulated Value		10,000	10,085		10,577	11,154	11,649
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Accumulated Value		5,000,000	4,653,370		4,788,438	5,119,901	5,407,220
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Accumulated Value		10,000	9,307		9,577	10,240	10,814
S&P SmallCap 600 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Index (USD)
Accumulated Value		3,000,000	2,709,782		2,502,363	3,253,033	3,432,355
MSCI ACWI ex-USA Small Cap (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]			MSCI ACWI ex-USA Small Cap (USD) (Gross)
Accumulated Value		1,000,000	762,827		834,246	1,037,210	1,277,722
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		15,000,000	12,569,098		12,613,839	13,944,128	14,802,965
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[32]			Custom Hybrid
Accumulated Value		15,000,000	12,612,165		13,183,359	15,937,683	18,048,222
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[33]			Custom Hybrid
Accumulated Value		10,000	8,408		8,789	10,625	12,032
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		15,000,000	12,569,098		12,613,839	13,944,128	14,802,965
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[34]			Custom Hybrid
Accumulated Value		15,000,000	12,612,117		13,357,029	16,630,742	19,232,685
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[35]			Custom Hybrid
Accumulated Value		10,000	8,408		8,905	11,087	12,822
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		15,000,000	12,569,098		12,613,839	13,944,128	14,802,965
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[36]			Custom Hybrid
Accumulated Value		15,000,000	12,612,117		13,357,029	16,630,742	19,232,685
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[37]			Custom Hybrid
Accumulated Value		10,000	8,408		8,905	11,087	12,822
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		15,000,000	12,569,098		12,613,839	13,944,128	14,802,965
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[38]			Custom Hybrid
Accumulated Value		15,000,000	12,604,890		13,522,025	17,336,976	20,469,450
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,379		8,409	9,296	9,869
Custom Hybrid
Account Value [Line Items]
Line Graph and Table Measure Name	[39]			Custom Hybrid
Accumulated Value		$ 10,000	$ 8,403		$ 9,015	$ 11,558	$ 13,646

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	ACWI – All Country World Index
[13]	ACWI – All Country World Index
[14]	IMI - Investable Market Index
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	ACWI – All Country World Index
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	ACWI – All Country World Index
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	ACWI – All Country World Index
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	ACWI – All Country World Index
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	ACWI – All Country World Index
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	ACWI – All Country World Index
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	ACWI – All Country World Index
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	ACWI – All Country World Index
[31]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[32]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[33]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[34]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[35]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[36]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[37]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[38]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.
[39]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.